Income Taxes Components of Income Tax Provision (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Current tax provision
Federal	$ 3,042	$ 2,247	$ 1,102
State	75	58	19
Current Federal, State and Local, Tax Expense (Benefit)	3,117	2,305	1,121
Deferred tax provision (benefit)
Federal	(199)	(70)	(120)
State	(3)	(2)	0
Deferred Federal, State and Local, Tax Expense (Benefit)	(202)	(72)	(120)
Total income tax provision	2,915	2,233	1,001
Valuation Allowance [Line Items]
Provision for income taxes	2,915	2,233	1,001
UNITED STATES
Deferred tax provision (benefit)
Total income tax provision	2,843	2,177	982
Valuation Allowance [Line Items]
Provision for income taxes	2,843	2,177	982
State and Local Jurisdiction
Deferred tax provision (benefit)
Total income tax provision	72	56	19
Valuation Allowance [Line Items]
Provision for income taxes	$ 72	$ 56	$ 19